UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2012
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2012 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - 83.2%

                  CAPITAL MARKETS - 8.7%
          15,624  Ares Capital Corp. ....................       7.75%         10/15/40     $       416,380
          38,000  Charles Schwab Corp., Series B ........       6.00%            (a)             1,007,760
          30,000  Deutsche Bank Capital Funding Trust
                     VIII................................       6.38%            (a)               737,700
          38,500  Deutsche Bank Contingent Capital
                     Trust II............................       6.55%            (a)               962,500
          20,019  Goldman Sachs Group, Inc. .............       6.13%         11/01/60             523,096
          17,700  Goldman Sachs Group, Inc. .............       6.50%         11/01/61             478,077
          69,800  Morgan Stanley Capital Trust III ......       6.25%         03/01/33           1,743,604
          57,000  Morgan Stanley, Series A (b)...........       4.00%            (a)             1,008,330
          64,000  Raymond James Financial, Inc. .........       6.90%         03/15/42           1,739,520
          16,500  Stifel Financial Corp. ................       6.70%         01/15/22             451,935
                                                                                           ---------------
                                                                                                 9,068,902
                                                                                           ---------------

                  COMMERCIAL BANKS - 14.7%
          31,750  Banco Santander S.A., Series 10 .......      10.50%            (a)               832,485
          27,000  Banco Santander S.A., Series 6 (b).....       4.00%            (a)               406,080
          60,000  Barclays Bank PLC, Series 2 ...........       6.63%            (a)             1,477,200
          44,351  BB&T Corp. ............................       5.85%            (a)             1,168,205
          30,000  BB&T Corp., Series E ..................       5.63%            (a)               759,600
          15,500  CoBank, ACB, Series 144A (c)...........       7.00%            (a)               788,079
          23,926  Fifth Third Capital Trust V (d)........       7.25%         08/15/67             608,438
          32,854  Fifth Third Capital Trust VI (d).......       7.25%         11/15/67             834,820
          38,542  First Republic Bank, Series A .........       6.70%            (a)             1,022,905
          46,975  First Republic Bank, Series B .........       6.20%            (a)             1,228,866
          22,615  HSBC Holdings PLC, Series A ...........       6.20%            (a)               572,160
          21,681  HSBC USA, Inc., Series F (b)...........       3.50%            (a)               484,354
          30,908  Lloyds Banking Group PLC ..............       7.75%         07/15/50             835,134
          77,050  PNC Financial Services Group, Inc.,
                      Series P (d).......................       6.13%            (a)             2,104,235
           1,500  US Bancorp, Series A (b)...............       3.50%            (a)             1,245,000
          21,375  US Bancorp, Series F (d)...............       6.50%            (a)               620,089
          11,600  US Bancorp, Series G (d)...............       6.00%            (a)               316,912
                                                                                           ---------------
                                                                                                15,304,562
                                                                                           ---------------

                  CONSUMER FINANCE - 0.7%
          29,800  HSBC Finance Corp., Series B ..........       6.36%            (a)               748,278
                                                                                           ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 7.3%
          32,995  Allied Capital Corp. ..................       6.88%         04/15/47             827,184
          12,500  Bank of America Corp., Series 5 (b)....       4.00%            (a)               252,625
          20,000  Citigroup Capital IX ..................       6.00%         02/14/33             498,400
          59,200  Citigroup Capital XV ..................       6.50%         09/15/66           1,482,368
          79,401  Countrywide Capital V .................       7.00%         11/01/36           1,977,085
          34,000  ING Groep N.V. ........................       6.38%            (a)               769,080
          10,000  ING Groep N.V. ........................       7.38%            (a)               249,500
          53,500  KKR Financial Holdings LLC ............       8.38%         11/15/41           1,512,445
                                                                                           ---------------
                                                                                                 7,568,687
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JULY 31, 2012 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
          43,278  Qwest Corp. ...........................       7.50%         09/15/51     $     1,181,057
          48,000  Qwest Corp. ...........................       7.00%         07/01/52           1,283,040
                                                                                           ---------------
                                                                                                 2,464,097
                                                                                           ---------------

                  ELECTRIC UTILITIES - 10.1%
          95,000  Entergy Louisiana LLC .................       5.25%         07/01/52           2,498,500
          52,094  NextEra Energy Capital Holdings, Inc.,
                      Series G ..........................       5.70%         03/01/72           1,410,705
          80,000  NextEra Energy Capital Holdings, Inc.,
                      Series H ..........................       5.63%         06/15/72           2,124,000
         153,500  SCE Trust I ...........................       5.63%            (a)             4,078,495
           4,000  Southern California Edison Co. (d).....       0.44%            (a)               399,000
                                                                                           ---------------
                                                                                                10,510,700
                                                                                           ---------------

                  INSURANCE - 17.1%
          55,000  AEGON N.V. ............................       6.50%            (a)             1,360,700
          24,000  AEGON N.V., Series 1 (b)...............       4.00%            (a)               507,600
          10,385  Allianz SE ............................       8.38%            (a)               273,904
          48,000  American Financial Group, Inc. ........       6.38%         06/12/42           1,276,320
          60,000  American International Group, Inc.,
                        Series A4 (d)....................       6.45%         06/15/77           1,494,600
          72,715  Arch Capital Group Ltd., Series C .....       6.75%            (a)             1,972,758
          19,000  Aspen Insurance Holdings Ltd. .........       7.25%            (a)               500,080
          17,552  Aspen Insurance Holdings Ltd. (d)......       7.40%            (a)               459,336
          25,350  Assured Guaranty Municipal Holdings,
                        Inc. ............................       6.25%        11/01/2102            633,497
          27,962  Assured Guaranty Municipal Holdings,
                        Inc. ............................       5.60%        07/15/2103            692,059
          45,000  Aviva PLC .............................       8.25%         12/01/41           1,244,250
          51,438  Axis Capital Holdings Ltd., Series C ..       6.88%            (a)             1,409,401
          13,132  Endurance Specialty Holdings Ltd.,
                        Series A ........................       7.75%            (a)               353,776
          75,613  Endurance Specialty Holdings Ltd.,
                        Series B ........................       7.50%            (a)             1,989,378
           2,587  Everest Re Capital Trust II, Series B .       6.20%         03/29/34              65,322
          38,348  MetLife, Inc., Series A (b)............       4.00%            (a)               955,249
          23,000  PartnerRe Ltd., Series E ..............       7.25%            (a)               636,180
           8,714  PLC Capital Trust V ...................       6.13%         01/27/34             220,203
          38,000  Protective Life Corp. .................       6.25%         05/15/42             991,420
          27,920  RenaissanceRe Holdings Ltd., Series C .       6.08%            (a)               706,376
                                                                                           ---------------
                                                                                                17,742,409
                                                                                           ---------------

                  MACHINERY - 1.5%
          60,000  Stanley Black & Decker, Inc. ..........       5.75%         07/25/52           1,556,400
                                                                                           ---------------

                  MULTI-UTILITIES - 1.5%
          47,460  DTE Energy Co. ........................       6.50%         12/01/61           1,357,831
           6,575  SCANA Corp. ...........................       7.70%         01/30/65             188,242
                                                                                           ---------------
                                                                                                 1,546,073
                                                                                           ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JULY 31, 2012 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 18.1%
          18,960  CommonWealth REIT .....................       5.75%         08/01/42     $       468,881
          54,057  CommonWealth REIT, Series E ...........       7.25%            (a)             1,438,997
          23,150  Digital Realty Trust, Inc., Series E ..       7.00%            (a)               617,874
          27,000  Digital Realty Trust, Inc., Series F ..       6.63%            (a)               708,750
           6,866  Duke Realty Corp., Series K ...........       6.50%            (a)               174,396
           9,000  Duke Realty Corp., Series L ...........       6.60%            (a)               229,320
          26,500  Health Care REIT, Inc., Series J ......       6.50%            (a)               713,910
          46,325  Hospitality Properties Trust, Series D        7.13%            (a)             1,247,532
          48,000  Kimco Realty Corp., Series I ..........       6.00%            (a)             1,240,800
          31,903  Kimco Realty Corp., Series J ..........       5.50%            (a)               788,004
          45,000  National Retail Properties, Inc.,
                      Series D ..........................       6.63%            (a)             1,183,500
         120,000  PS Business Parks, Inc., Series T .....       6.00%            (b)             3,040,800
           4,478  Public Storage ........................       5.90%            (a)               119,294
          76,000  Public Storage, Series U ..............       5.63%            (a)             1,995,760
           4,021  Realty Income Corp., Series F .........       6.63%            (a)               109,050
          36,000  Regency Centers Corp., Series 6 .......       6.63%            (a)               956,160
          71,000  Senior Housing Properties Trust .......       5.63%         08/01/42           1,739,500
          70,000  Vornado Realty Trust, Series K ........       5.70%            (a)             1,753,500
           7,497  Weingarten Realty Investors, Series D .       6.75%            (a)               189,299
           1,777  Weingarten Realty Investors, Series F .       6.50%            (a)                44,887
                                                                                           ---------------
                                                                                                18,760,214
                                                                                           ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.1%
          12,500  Telephone & Data Systems, Inc. ........       6.88%         11/15/59             340,625
          29,900  US Cellular Corp. .....................       6.95%         05/15/60             814,775
                                                                                           ---------------
                                                                                                 1,155,400
                                                                                           ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES ....................................       86,425,722
                  (Cost $82,806,029)                                                       ---------------


   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES - 8.3%

                  CAPITAL MARKETS - 0.8%
$        750,000  Charles Schwab Corp. (d)...............       7.00%            (a)               820,155
                                                                                           ---------------

                  COMMERCIAL BANKS - 4.0%
         350,000  National Capital Trust II (d) (c)......       5.49%            (a)               333,065
       1,000,000  Northgroup Preferred Capital Corp. (d)
                      (c)................................       6.38%            (a)               981,220
       2,950,000  Wachovia Capital Trust III (d).........       5.57%            (a)             2,920,500
                                                                                           ---------------
                                                                                                 4,234,785
                                                                                           ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.5%
       1,500,000  General Electric Capital Corp. (d).....       6.25%            (a)             1,534,380
                                                                                           ---------------

                  INDUSTRIAL CONGLOMERATES - 1.0%
       1,000,000  Hutchison Whampoa International 12 Ltd.
                      (d) (c)............................       6.00%            (a)             1,023,750
                                                                                           ---------------

                  INSURANCE - 0.5%
         500,000  MetLife, Inc. (d)......................       6.40%         12/15/36             522,239
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JULY 31, 2012 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES - (CONTINUED)

                  THRIFTS & MORTGAGE FINANCE - 0.5%
$        500,000  Abbey National Capital Trust I (d).....       8.96%            (a)       $       510,000
                                                                                           ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES ....................................        8,645,309
                  (Cost $8,399,663)                                                        ---------------

CORPORATE BONDS AND NOTES - 3.3%

                  CAPITAL MARKETS - 1.4%
       2,000,000  Goldman Sachs Capital II (d)...........       4.00%         06/01/43           1,431,620
                                                                                           ---------------

                  ELECTRIC UTILITIES - 0.9%
       1,000,000  PECO Energy Capital Trust IV ..........       5.75%         06/15/33             964,626
                                                                                           ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.0%
       1,000,000  BG Energy Capital PLC (d)..............       6.50%         11/30/72           1,021,196
                                                                                           ---------------
                  TOTAL CORPORATE BONDS AND NOTES .......................................        3,417,442
                  (Cost $3,363,000)                                                        ---------------

                  TOTAL INVESTMENTS - 94.8% .............................................       98,488,473
                  (Cost $94,568,692) (e)

                  NET OTHER ASSETS AND LIABILITIES - 5.2% ...............................        5,381,379
                                                                                           ---------------
                  NET ASSETS - 100.0% ...................................................  $   103,869,852
                                                                                           ---------------

-----------------------------
(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2012.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2012, securities noted as such amounted to $3,126,114 or 3.01% of net assets.

(d) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2012. At a predetermined date, the fixed rate will change to a floating rate.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,991,029 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,248.

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JULY 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2012       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities......................  $ 86,425,722  $ 86,425,722  $         --  $         --
Capital Preferred Securities......................     8,645,309     8,645,309            --            --
Corporate Bonds and Notes.........................     3,417,442            --     3,417,442            --
                                                    ------------  ------------  ------------  ------------
TOTAL INVESTMENTS.................................  $ 98,488,473  $ 95,071,031  $  3,417,442  $         --
                                                    ============  ============  ============  ============





                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Preferred Securities and Income Fund (the "Fund") is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

    Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

    Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2012 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2012 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS - 96.1%

                  AEROSPACE & DEFENSE - 3.2%
             815  Cubic Corp. ...........................................................  $        39,422
                                                                                           ---------------
                  BUILDING PRODUCTS - 4.3%
             477  Mueller Industries, Inc. ..............................................           20,335
           1,300  Simpson Manufacturing Co., Inc. .......................................           31,512
                                                                                           ---------------
                                                                                                    51,847
                                                                                           ---------------
                  CAPITAL MARKETS - 9.1%
             350  Affiliated Managers Group, Inc. (a)....................................           39,057
           2,585  MVC Capital, Inc. .....................................................           32,855
           3,735  PennantPark Investment Corp. ..........................................           38,993
                                                                                           ---------------
                                                                                                   110,905
                                                                                           ---------------
                  CHEMICALS - 3.0%
             900  Scotts Miracle-Gro (The) Co., Class A .................................           35,910
                                                                                           ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 6.2%
           1,470  HNI Corp. .............................................................           39,058
           1,750  Ritchie Bros Auctioneers, Inc. ........................................           36,872
                                                                                           ---------------
                                                                                                    75,930
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT - 3.5%
             745  Franklin Electric Co., Inc. ...........................................           42,025
                                                                                           ---------------
                  FOOD PRODUCTS - 2.6%
             870  Sanderson Farms, Inc. .................................................           32,042
                                                                                           ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
             495  Haemonetics Corp. (a)..................................................           35,595
             800  West Pharmaceutical Services, Inc. ....................................           39,824
                                                                                           ---------------
                                                                                                    75,419
                                                                                           ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 5.3%
           1,065  Patterson Cos., Inc. ..................................................           36,317
           1,555  VCA Antech, Inc. (a)...................................................           28,301
                                                                                           ---------------
                                                                                                    64,618
                                                                                           ---------------
                  HOUSEHOLD DURABLES - 3.0%
           1,615  Generac Holdings, Inc. ................................................           36,854
                                                                                           ---------------
                  INSURANCE - 6.0%
           1,420  Brown & Brown, Inc. ...................................................           35,841
             568  RLI Corp. .............................................................           36,585
                                                                                           ---------------
                                                                                                    72,426
                                                                                           ---------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.2%
             555  Techne Corp. ..........................................................           38,339
                                                                                           ---------------
                  MACHINERY - 9.1%
           2,740  Douglas Dynamics, Inc. ................................................           36,634
             990  EnPro Industries, Inc. (a).............................................           34,125

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2012 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS - (CONTINUED)

                  MACHINERY - (CONTINUED)
             855  Graco, Inc. ...........................................................  $        39,228
                                                                                           ---------------
                                                                                                   109,987
                                                                                           ---------------
                  MEDIA - 6.3%
             845  John Wiley & Sons, Inc., Class A ......................................           40,264
             635  Morningstar, Inc. .....................................................           36,875
                                                                                           ---------------
                                                                                                    77,139
                                                                                           ---------------
                  OFFICE ELECTRONICS - 3.3%
           1,143  Zebra Technologies Corp., Class A (a)..................................           39,479
                                                                                           ---------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.5%
           3,305  Franklin Street Properties Corp. ......................................           34,273
           2,320  Gladstone Commercial Corp. ............................................           40,113
             860  Rayonier, Inc. ........................................................           41,013
                                                                                           ---------------
                                                                                                   115,399
                                                                                           ---------------
                  ROAD & RAIL - 5.9%
           2,495  Heartland Express, Inc. ...............................................           34,680
             755  Landstar System, Inc. .................................................           37,305
                                                                                           ---------------
                                                                                                    71,985
                                                                                           ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
             790  Hittite Microwave Corp. (a)............................................           40,029
                                                                                           ---------------
                  TEXTILES, APPAREL & LUXURY GOODS - 3.1%
             900  Deckers Outdoor Corp. (a)..............................................           37,539
                                                                                           ---------------
                  TOTAL INVESTMENTS - 96.1% .............................................        1,167,294
                  (Cost $1,174,965) (b)

                  NET OTHER ASSETS AND LIABILITIES - 3.9% ...............................           47,811
                                                                                           ---------------
                  NET ASSETS - 100.0% ...................................................  $     1,215,105
                                                                                           ===============

---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,474 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,145.


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2012 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2012       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*...................................   $  1,167,294  $  1,167,294  $         --  $         --
                                                    ============  ============  ============  ============


*See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of First Trust/Confluence Small Cap Value Fund (the "Fund"), a series of the First Trust Series Fund (the "Trust"), is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class, (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2012 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Series Fund
                ----------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  September 24, 2012
      ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  September 24, 2012
      ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  September 24, 2012
      ---------------------

* Print the name and title of each signing officer under his or her signature.